UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASh SERIES TF FUND

FORM N-Q

NOVEMBER 30, 2018

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 71.4%
Alabama - 0.9%
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	$75,000	$82,168
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	105,000	119,367
Lower Alabama Gas District, Gas Revenue, Series A	5.000%	9/1/46	60,000	68,680

Total Alabama				270,215

Arizona - 6.8%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/37	45,000	49,070
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/38	500,000	545,540
Academies Math & Science Project, SD Credit Program, Refunding	5.000%	7/1/47	50,000	53,567
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	77,803
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	658,979
Salt Verde, AZ, Financial Corp., Senior Gas Revenue	5.000%	12/1/32	495,000	569,171

Total Arizona				1,954,130

California - 11.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	55,092
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	54,663
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding, (1 mo. LIBOR x 0.7 + 0.380%)	2.016%	8/1/21	500,000	500,155	(a)(b)
California Municipal Finance Authority, Senior Lien, LINXS APM Project	5.000%	12/31/34	100,000	110,168	(c)
California State, GO, Refunding, Various Purpose	4.000%	11/1/36	15,000	15,554
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A	5.000%	10/1/33	115,000	126,321
California Statewide CDA, Student Housing Revenue,, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	55,675

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Eastern Municipal Water District Financing Authority, CA, , Water & Wastewater Revenue, Series D	5.000%	7/1/47	$50,000	$56,789
Golden State Tobacco Securitization Corp. Revenue:
Series A-2, Refunding	5.000%	6/1/47	100,000	96,001
Tobacco Settlement Funded, Series A-1	5.000%	6/1/47	50,000	48,092
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase Revenue, Series A	5.500%	11/15/37	50,000	62,742
Los Angeles, CA, Department of Airports, Subordinated, Series C	5.000%	5/15/37	75,000	84,178	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	565,235
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	100,000	113,748
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	291,412	(d)
M-S-R Energy Authority, Gas Revenue, Series B	6.125%	11/1/29	155,000	190,962
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	115,292
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	116,874
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	56,774
Southern California Water Replenishment District, Financing Authority Revenue	5.000%	8/1/48	500,000	567,160	(d)

Total California				3,282,887

Colorado - 1.3%
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	55,235
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	105,619
Denver, CO, City & County, Special Facilities Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	105,150	(c)
E-470 Public Highway Authority Revenue, CO, Series C	5.250%	9/1/25	25,000	26,194

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	$15,000	$16,436	(e)
Series B, Refunding	5.000%	6/1/37	60,000	65,956	(e)

Total Colorado				374,590

Connecticut - 2.3%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	55,287
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	549,320
Connecticut State, GO, Series E	5.000%	10/15/34	50,000	54,268

Total Connecticut				658,875

Delaware - 0.3%
Sustainable Energy Utility Inc., Energy Efficiency Revenue	5.000%	9/15/34	75,000	80,171

District of Columbia - 0.3%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	9,854
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	79,081

Total District of Columbia				88,935

Florida - 1.3%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	50,000	54,500	(c)
Florida State Board of Education, Public Education Capital Outlay Bonds, GO, Series B	5.125%	6/1/40	100,000	104,706	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	27,230	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	10,882
Orange County Health Facilities Authority Revenue, Presbyerian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,323
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	100,000	110,377
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	54,601

Total Florida				367,619

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 2.2%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project	5.000%	7/1/39	$100,000	$110,268
Main Street Natural Gas Inc., GA, Subordinated, Series E (SIFMA Municipal Swap Index Yield + 0.570%)	2.260%	12/1/23	500,000	499,280	(a)(b)
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series B	5.000%	3/15/21	10,000	10,545

Total Georgia				620,093

Idaho - 0.4%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group	5.000%	12/1/47	100,000	109,616

Illinois - 5.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax, Series 2018	5.000%	4/1/42	100,000	105,470	(d)
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	98,371
Series C, Refunding	5.000%	12/1/25	100,000	103,868	(d)
Chicago, IL, GO:
Series 2005D, Refunding	5.500%	1/1/34	10,000	10,570
Series A, Refunding	6.000%	1/1/38	5,000	5,553
Series C, Refunding	5.000%	1/1/25	30,000	31,936
Chicago, IL, O’Hare International Airport Revenue:
Series D	5.000%	1/1/46	10,000	10,745
Trips Obligated Group	5.000%	7/1/48	50,000	53,532	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	26,215
Series 2011	5.250%	12/1/40	100,000	105,362
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	36,693
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/29	30,000	33,584
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	66,640
Elk Grove Village, IL, GO, Cook and DuPage Counties	5.000%	1/1/36	35,000	38,806
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	45,000	49,855
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	165,000	177,865

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	$25,000	$27,156
Illinois State, GO:
	5.000%	1/1/33	25,000	25,673
Refunding	5.000%	2/1/27	25,000	26,474
Refunding	5.000%	2/1/29	20,000	20,982
Series A, Refunding	5.000%	10/1/29	150,000	158,209
Series D	5.000%	11/1/26	200,000	212,602
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Project, Series B2, Refunding, State Appropriations	5.000%	6/15/50	180,000	180,207
McCormick Project, Series B2, Refunding, State Appropriations	5.250%	6/15/50	50,000	50,239

Total Illinois				1,656,607

Indiana - 0.5%
Indiana Finance Authority, IN, Wastewater Utility Revenue, Green Bonds, CWA Authority Project	5.000%	10/1/41	100,000	109,756
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc. Project, BP PLC (SIFMA Municipal Swap Index Yield + 0.750%)	2.440%	12/2/19	25,000	25,038	(a)(b)(c)

Total Indiana				134,794

Kentucky - 2.8%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	175,000	174,818	(a)(b)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	107,906
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	200,000	209,490	(a)(b)
Series B	4.000%	1/1/25	300,000	314,310	(a)(b)

Total Kentucky				806,524

Louisiana - 0.2%
Louisiana State PFA, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	53,772
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	11,007

Total Louisiana				64,779

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 5.3%
Berkshire, MA, Wind Power Cooperative Corp., Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/29	$35,000	$40,200
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	96,889
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,798
Worcester Polytechnic Institute, Refunding	5.000%	9/1/42	75,000	83,010
Massachusetts State, GO, Series F	5.000%	11/1/41	1,000,000	1,125,330
Massachusetts Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	100,000	112,264
Massachusetts Water Resources Authority Revenue, Series B	5.000%	8/1/40	50,000	55,888

Total Massachusetts				1,524,379

Michigan - 0.9%
Detroit, MI, Downtown Development Authority Revenue, Series A, AGM, Refunding	5.000%	7/1/43	100,000	104,124	(d)
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	106,620	(c)
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Exempt Facilities Project, Series 2008 ET-2	1.450%	9/1/21	50,000	47,782	(a)(b)

Total Michigan				258,526

New Jersey - 5.8%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	235,985
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	90,799	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	159,946	(c)
School Facilities Construction (SIFMA Municipal Swap Index Yield + 1.250%)	2.940%	9/1/25	180,000	175,678	(b)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.290%	3/1/28	325,000	320,788	(b)
Series DDD	5.000%	6/15/33	50,000	53,112
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	106,070	(c)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Refunding	5.000%	7/1/38	50,000	55,972

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	$60,000	$65,804
Transportation Program, Series AA	5.000%	6/15/45	100,000	103,833
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	111,067
Series G, Refunding	5.000%	1/1/35	60,000	68,108
Salem County, NJ, PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	100,000	99,921	(a)(b)(c)
Tobacco Settlement Financing Corp., NJ, Series A, Refunding	5.000%	6/1/46	30,000	31,078

Total New Jersey				1,678,161

New Mexico - 0.1%
Farmington, NM, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	34,105	(a)(b)

New York - 3.8%
Hempstead Town, NY, Local Development Corp. Revenue, Refunding	5.000%	7/1/42	100,000	110,558
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	113,141	(e)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	33,340
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	111,274
New York State Dormitory Authority, Group 3, Series E, Refunding	5.000%	3/15/38	100,000	114,107
New York State Dormitory Authority Revenue, Non-State Supported Debt, New York University, Series A	5.000%	7/1/43	50,000	56,064
New York State Dormitory Authority, State Personal Income Tax Revenue, Series B, Bidding Group 3 Bond, Refunding	5.000%	2/15/43	100,000	111,397
New York State Dormitory Authority, State Sales Tax Revenue, Series E, Bidding Group 4, Refunding	5.000%	3/15/44	100,000	112,593
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Refunding	5.000%	11/15/44	100,000	102,215	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	54,336

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc. John F. Kennedy International Airport Project, Refunding	5.000%	8/1/26	$80,000	$83,348	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	25,000	26,238	(c)
New York Transportation Development Corp.:
American Airlines Inc., Refunding	5.000%	8/1/31	15,000	15,489	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	25,000	27,068	(c)
Port Authority of New York & New Jersey Revenue, Consolidate, One Hundred Eight	5.000%	9/1/25	10,000	11,278	(c)

Total New York				1,082,446

North Carolina - 0.2%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,337
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	55,831

Total North Carolina				61,168

Ohio - 2.0%
Ohio State Higher Educational Facility Commission Revenue, University of Dayton 2018, Refunding	5.000%	12/1/34	500,000	566,480

Oregon - 3.9%
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,122,840

Pennsylvania - 2.0%
Allegheny County, PA, IDA Revenue, Environmental Improvement, Refunding	6.750%	11/1/24	25,000	25,438
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	53,369
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	50,000	56,227
Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Refunding, AGM	5.000%	6/1/31	20,000	22,208
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/47	25,000	27,148

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Subordinated, Series B	5.000%	12/1/48	$100,000	$109,203
Philadelphia, PA, Authority for Industrial Development, Rebuild Project	5.000%	5/1/35	250,000	276,245

Total Pennsylvania				569,838

Puerto Rico - 0.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	50,000	46,188

South Carolina - 0.3%
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center, Series A	5.000%	11/1/37	75,000	78,213

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	27,446

Tennessee - 2.3%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B	5.000%	7/1/46	50,000	56,183
Tennessee Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	104,304	(a)(b)
Series A	5.250%	9/1/23	10,000	11,122
Series A	5.250%	9/1/26	425,000	488,839

Total Tennessee				660,448

Texas - 4.4%
Arlington, TX, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	108,270
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF-GTD	5.000%	12/1/37	20,000	22,422
Grand Parkway Transportation Corp., TX, System Toll Revenue, Subordinated Tier, Series A	5.000%	10/1/48	100,000	111,274
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project	5.000%	11/15/33	200,000	227,460
Houston, TX, Airport Systems Revenue, Special Facilities , United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	111,806	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
4-K Housing Inc., Stoney Brook Project	5.000%	7/1/47	20,000	20,334
Cardinal Bay Inc., Village on the Park/Carriage Inn Project	5.000%	7/1/31	15,000	16,569
Southside, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/47	100,000	111,882

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Southwest Texas Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	$50,000	$56,094
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	53,071
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	52,387
Buckner Senior Living Ventana Project	6.625%	11/15/37	10,000	10,893
Texas State Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	205,000	235,852
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,414
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,243	(c)
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	100,000	113,214

Total Texas				1,278,185

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/29	125,000	125,938

Utah - 2.6%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	250,000	274,102	(c)
Utah Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, Utah CSCE	5.000%	4/15/37	5,000	5,446
Utah Charter Academies Project, Series 2018	5.000%	10/15/38	220,000	242,394
Utah Infrastructure Agency, Series A	5.250%	10/15/33	200,000	216,784

Total Utah				738,726

Virginia - 0.2%
Arlington County, VA, IDA Revenue, Refunding	5.000%	2/15/43	50,000	56,202
Virginia State Port Authority Facility Revenue, Series B, Refunding	5.000%	7/1/41	10,000	10,933	(c)

Total Virginia				67,135

Washington - 0.4%
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	100,000	114,765

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.0%
Public Finance Authority, WI, Revenue, Denver International Airport	5.000%	9/30/49	$15,000	$15,982	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,796,054)				20,520,804

SHORT-TERM INVESTMENTS - 28.6%
MUNICIPAL BONDS - 28.4%
Alabama - 1.7%
Walker County, AL Economic & Industrial Development Authority, Solid Waste Disposal Revenue, Alabama Power Co. Plant Project	1.680%	12/1/36	500,000	500,000	(c)(g)(h)

California - 9.8%
Alameda County, CA, IDA Revenue, JMS Family Partnership, Series A	1.700%	10/1/25	300,000	300,000	(c)(g)(h)
California State PCFA, Solid Waste Disposal Revenue , Edco Disposal Corp. Project, Series A, LOC - Wells Fargo N.A.	1.750%	10/1/37	220,000	220,000	(c)(g)(h)
California Statewide CDA, MFH Revenue, 1030 Post Street Apartments, Series Y, LIQ - FHLMC	1.710%	2/1/39	2,200,000	2,200,000	(c)(g)(h)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Public Safety Project, Series A	1.420%	4/1/39	100,000	100,000	(g)(h)

Total California				2,820,000

Florida - 1.3%
Liberty County, FL, Georgia Pacific Corp. Project	1.830%	10/1/28	200,000	200,000	(c)(f)(g)(h)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, Refunding, LOC - Wells Fargo Bank N.A.	1.650%	7/1/37	170,000	170,000	(g)(h)

Total Florida				370,000

Missouri - 1.0%
Missouri HEFA Revenue, BJC Health System, Series D	1.650%	5/15/38	300,000	300,000	(g)(h)

New York - 7.5%
New York City, NY, GO, Subseries H-5, LOC - Dexia Credit Local	1.690%	3/1/34	400,000	400,000	(g)(h)
New York City, NY, TFA Future Tax Secured Revenue, Subordinated Series 2A, SPA - Dexia Credit Local	1.690%	11/1/22	200,000	200,000	(g)(h)
New York State HFA Revenue, 42nd & 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.690%	11/1/41	665,000	665,000	(c)(g)(h)

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, LOC - Landesbank Hessen	1.700%	11/1/38	$300,000	$300,000	(c)(g)(h)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase	1.710%	3/15/33	600,000	600,000	(g)(h)

Total New York				2,165,000

North Carolina - 4.5%
Charlotte, NC, COP, 2003 Governmental Facilities Project, LOC - Wells Fargo Bank N.A.	1.680%	6/1/33	985,000	985,000	(g)(h)
North Carolina State Medical Care Commission, Novant Health Group, Series A	1.670%	11/1/34	300,000	300,000	(g)(h)

Total North Carolina				1,285,000

Texas - 0.4%
Houston, TX, Combined Utility Systems Revenue, First Lien B-3, Refunding	1.720%	5/15/34	100,000	100,000	(g)(h)

Washington - 2.2%
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.690%	12/1/38	535,000	535,000	(g)(h)
Washington State HFC, Non-Profit Housing Revenue, Overlake School Project, LOC - Wells Fargo Bank N.A.	1.690%	10/1/29	100,000	100,000	(g)(h)

Total Washington				635,000

TOTAL MUNICIPAL BONDS (Cost - $8,175,000)				8,175,000

			SHARES
OVERNIGHT DEPOSITS - 0.2%
BNY Mellon Cash Reserve Fund (Cost - $64,776)	0.700%		64,776	64,776

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,239,776)				8,239,776

TOTAL INVESTMENTS - 100.0% (Cost - $29,035,830)				28,760,580
Liabilities in Excess of Other Assets - 0.0%				(1,444)

TOTAL NET ASSETS - 100.0%				$28,759,136

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$20,520,804	—	$20,520,804
Short-Term Investments†:
Municipal Bonds	—	8,175,000	—	8,175,000
Overnight Deposits	—	64,776	—	64,776

Total Short-Term Investments	—	8,239,776	—	8,239,776

Total Investments	—	$28,760,580	—	$28,760,580

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2019